Schedule of estimated useful lives (Details)	Dec. 31, 2025
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Computers and Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Computers and Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	48 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years